Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4%
	ADVERTISING - 0.1%
383	Interpublic Group of Cos, Inc.			$6,572
230	Omnicom Group, Inc.			12,558
				19,130
	AEROSPACE/DEFENSE - 1.5%
558	Boeing Co.			102,281
240	General Dynamics Corp.			35,870
364	Howmet Aerospace, Inc.			5,769
234	L3Harris Technologies, Inc.			39,703
262	Lockheed Martin Corp.			95,609
174	Northrop Grumman Corp.			53,495
1,536	Raytheon Technologies Corp			94,648
46	TransDigm Group Inc			20,334
				447,709
	AGRICULTURE - 0.7%
1,895	Altria Group, Inc.			74,379
612	Archer-Daniels-Midland Co.			24,419
1,586	Philip Morris International, Inc.			111,115
				209,913
	AIRLINES - 0.2%
124	Alaska Air Group, Inc.			4,496
442	American Airlines Group, Inc.			5,777
620	Delta Air Lines, Inc.			17,391
534	Southwest Airlines Co.			18,252
244	United Continental Holdings, Inc. *			8,445
				54,361
	APPAREL - 0.6%
138	Capri Holdings Ltd. *			2,157
340	Hanesbrands, Inc.			3,839
1,353	NIKE, Inc.			132,662
75	PVH Corp.			3,604
52	Ralph Lauren Corp.			3,771
310	Tapestry, Inc.			4,117
234	Under Armour, Inc. *			2,279
244	Under Armour, Inc. *			2,157
344	VF Corp.			20,963
				175,549
	AUTO MANUFACTURERS- 0.3%
149	Cummins, Inc.			25,816
3,772	Ford Motor Co.			22,934
1,149	General Motor Co.			29,070
356	PACCAR, Inc.			26,647
				104,467
	AUTO PARTS & EQUIPMENTS - 0.1%
235	Aptiv PLC			18,311
198	BorgWarner, Inc.			6,989
				25,300
	BANKS - 3.9%
8,547	Bank of America Corp.			202,991
922	Bank of New York Mellon Corp.			35,635
2,039	Citigroup, Inc.			104,193
442	Citizens Financial Group, Inc.			11,156
147	Comerica, Inc.			5,601
730	Fifth Third Bancorp.			14,074
183	First Republic Bank			19,396
326	The Goldman Sachs Group, Inc.			64,424
1,082	Huntington Bancshares, Inc.			9,776
3,316	JPMorgan Chase & Co.			311,903
1,054	KeyCorp			12,838
139	M&T Bank Corp.			14,452
1,187	Morgan Stanley			57,332
231	Northern Trust Corp.			18,328
442	The PNC Financial Services Group, Inc.			46,503
975	Regions Financial Corp.			10,842
384	State Street Corp.			24,403
49	SVB Financial Group *			10,561
1,321	Truist Financial Corp.			49,604
1,389	US Bancorp			51,143
3,798	Wells Fargo & Co.			97,229
173	Zions Bancorp NA			5,882
				1,178,266

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4% (Continued)
	BEVERAGES - 1.5%
175	Brown-Forman Corp.			$11,141
4,053	Coca-Cola Co.			181,088
162	Constellation Brands, Inc.			28,342
179	Molson Coors Brewing Co.			6,150
395	Monster Beverage Corp. *			27,381
1,442	PepsiCo, Inc.			190,719
				444,821
	BIOTECHNOLOGY - 1.7%
612	Amgen, Inc.			144,346
193	Biogen, Inc. *			51,637
764	Corteva, Inc.			20,468
1,365	Gilead Sciences, Inc.			105,023
157	Illumina, Inc. *			58,145
232	Incyte Corp. *			24,121
80	Regeneron Pharmaceuticals, Inc. *			49,892
258	Vertex Pharmaceuticals, Inc. *			74,900
				528,532
	BUILDING MATERIALS - 0.3%
729	Carrier Global Corp.			16,198
109	Fortune Brands Home & Security, Inc.			6,968
810	Johnson Controls International PLC			27,653
67	Martin Marietta Materials, Inc.			13,840
287	Masco Corp.			14,410
143	Vulcan Materials Co.			16,567
				95,636
	CHEMICALS - 1.5%
224	Air Products and Chemicals, Inc.			54,087
103	Albemarle Corp.			7,953
119	Celanese Corp.			10,274
239	CF Industries Holdings, Inc.			6,725
723	Dow, Inc.			29,469
676	DuPont de Nemours, Inc.			35,916
126	Eastman Chemical Co.			8,775
244	Ecolab, Inc.			48,544
132	FMC Corp.			13,150
101	International Flavors & Fragrances, Inc.			12,368
574	Linde PLC			121,751
228	LyondellBasell Industries NV			14,984
362	Mosaic Co.			4,529
241	PPG Industries, Inc.			25,560
84	Sherwin-Williams Co.			48,539
				442,624
	COMMERCIAL SERVICES - 1.9%
435	Automatic Data Processing, Inc.			64,767
74	Cintas Corp.			19,711
114	Equifax, Inc.			19,594
280	Global Payments, Inc.			47,494
187	H&R Block, Inc.			2,670
414	IHS Markit Ltd.			31,257
39	MarketAxess Holdings, Inc.			19,536
166	Moody's Corp.			45,605
344	Nielsen Holdings PLC			5,112
1,093	PayPal Holdings, Inc. *			190,433
155	Quanta Services, Inc.			6,081
114	Robert Half International, Inc.			6,023
140	Rollins, Inc.			5,935
253	S&P Global, Inc.			83,358
66	United Rentals, Inc. *			9,837
170	Verisk Analytics, Inc.			28,934
				586,347
	COMPUTERS - 6.1%
643	Accenture PLC			138,065
4,394	Apple, Inc.			1,602,931
130	Fortinet, Inc. *			17,845
897	International Business Machines Corp.			108,331
124	Leidos Holdings, Inc.			11,615
				1,878,787

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4% (Continued)
	COSMETICS / PERSONAL CARE - 1.4%
941	Colgate-Palmolive Co.			$68,938
581	Coty, Inc.			2,597
222	Estee Lauder Cos, Inc.			41,887
2,639	Procter & Gamble Co.			315,545
				428,967
	DISTRIBUTION / WHOLESALE - 0.2%
176	Copart, Inc. *			14,656
550	Fastenal Co.			23,562
268	LKQ Corp. *			7,022
41	WW Grainger, Inc.			12,881
				58,121
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
643	American Express Co.			61,214
109	Ameriprise Financial, Inc.			16,354
120	BlackRock, Inc.			65,291
431	Capital One Financial Corp.			26,976
118	Cboe Global Markets, Inc.			11,007
1,157	The Charles Schwab Corp.			39,037
387	CME Group, Inc.			62,903
286	Discover Financial Services			14,326
264	Franklin Resources, Inc.			5,536
588	Intercontinental Exchange, Inc.			53,861
392	Invesco Ltd.			4,218
937	Mastercard, Inc.			277,071
117	Nasdaq, Inc.			13,978
124	Raymond James Financial, Inc.			8,535
541	Synchrony Financial			11,989
217	T Rowe Price Group, Inc.			26,800
1,806	Visa, Inc.			348,865
				1,047,961
	ELECTRIC - 2.6%
691	AES Corp.			10,013
279	Alliant Energy Corp.			13,347
277	Ameren Corp.			19,490
540	American Electric Power Co., Inc.			43,006
521	CenterPoint Energy, Inc.			9,727
327	CMS Energy Corp.			19,103
413	Consolidated Edison, Inc.			29,707
890	Dominion Energy, Inc.			72,250
204	DTE Energy Co.			21,930
790	Duke Energy Corp.			63,113
399	Edison International			21,670
214	Entergy Corp.			20,075
241	Evergy, Inc.			14,289
382	Eversource Energy			31,809
1,024	Exelon Corp.			37,161
621	FirstEnergy Corp.			24,082
544	NextEra Energy, Inc.			130,652
238	NRG Energy, Inc.			7,749
108	Pinnacle West Capital Corp.			7,915
815	PPL Corp.			21,060
561	Public Service Enterprise Group, Inc.			27,579
311	Sempra Energy			36,459
1,131	The Southern Co.			58,642
346	WEC Energy Group, Inc.			30,327
574	Xcel Energy, Inc.			35,875
				807,030
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
218	Ametek, Inc.			19,483
611	Emerson Electric Co.			37,900
				57,383
	ELECTRONICS - 0.7%
96	Allegion PLC			9,813
316	Fortive Corp.			21,381
149	Garmin Ltd.			14,528
728	Honeywell International, Inc.			105,262
193	Keysight Technologies, Inc. *			19,451
23	Mettler-Toledo International, Inc. *			18,528
95	Roper Technologies, Inc.			36,885
				225,848

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4% (Continued)
	ENGINEERING & CONSTRUCTION - 0.0%
134	Jacobs Engineering Group, Inc.			$11,363

	ENTERTAINMENT - 0.0%
127	Live Nation Entertainment, Inc. *			5,630

	ENVIRONMENTAL CONTROL - 0.2%
154	Pentair PLC			5,850
211	Republic Services, Inc.			17,313
410	Waaste Management, Inc.			43,423
				66,586
	FOOD - 1.1%
177	Campbell Soup Co.			8,785
524	Conagra Brands, Inc.			18,429
649	General Mills, Inc.			40,011
168	The Hershey Co.			21,776
279	Hormel Foods Corp.			13,467
118	The JM Smucker Co.			12,486
269	Kellogg Co.			17,770
635	The Kraft Heinz Co.			20,250
900	The Kroger Co.			30,465
139	Lamb Weston Holdings, Inc.			8,886
131	McCormick & Co., Inc.			23,503
1,569	Mondelez International, Inc.			80,223
526	Sysco Corp.			28,751
321	Tyson Foods, Inc.			19,167
				343,969
	FOREST PRODUCT & PAPER - 0.0%
392	International Paper Co.			13,802

	GAS - 0.1%
132	Atmos Energy Corp.			13,145
372	NiSource, Inc.			8,459
				21,604
	HAND MACHINE TOOLS - 0.1%
51	Snap-on, Inc.			7,064
136	Stanley Black & Decker, Inc.			18,956
				26,020
	HEALTHCARE-PRODUCTS - 2.9%
1,867	Abbott Laboratories			170,700
487	Baxter International, Inc.			41,931
1,472	Boston Scientific Corp. *			51,682
615	Danaher Corp.			108,750
681	Edwards Lifesciences Corp. *			47,064
79	IDEXX Laboratories, Inc. *			26,083
114	Intuitive Surgical, Inc. *			64,961
1,410	Medtronic PLC			129,297
139	ResMed. Inc.			26,688
335	Stryker Corp.			60,364
45	Teleflex, Inc.			16,379
395	Thermo Fisher Scientific, Inc.			143,124
				887,023
	HEALTHCARE-SERVICES - 1.7%
252	Anthem, Inc.			66,271
657	Centene Corp. *			41,752
88	DaVita, Inc. *			6,964
135	Humana, Inc.			52,346
174	IQVIA Holdings, Inc. *			24,687
95	Laboratory Corp of America Holdings *			15,780
999	UnitedHealth Group, Inc.			294,655
				502,455
	HOME BUILDERS - 0.2%
274	DR Horton, Inc.			15,193
287	Lennar Corp.			17,685
3	NVR, Inc. *			9,776
213	PulteGroup, Inc.			7,248
				49,902
	HOME FURNISHINGS - 0.0%
137	Leggett & Platt, Inc.			4,816
58	Whirlpool Corp.			7,513
				12,329

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4% (Continued)
	HOUSEHOLD PRODUCTS - 0.4%
92	Avery Dennison Corp.			$10,496
272	Church & Dwight Co., Inc.			21,026
139	Clorox Co.			30,492
376	Kimberly-Clark Corp.			53,148
				115,162
	HOUSEWARES - 0.0%
421	Newell Brands, Inc.			6,685

	INSURANCE - 2.9%
795	Aflac, Inc.			28,644
356	Allstate Corp.			34,528
753	American International Group, Inc.			23,479
258	Aon PLC			49,691
164	Arthur J Gallagher & Co.			15,988
67	Assurant, Inc.			6,920
2,072	Berkshire Hathaway, Inc. *			369,873
464	Chubb Ltd.			58,752
237	Cincinnati Financial Corp.			15,175
38	Everest Re Group Ltd.			7,836
111	Globe Life, Inc.			8,240
396	Hartford Financial Services Group, Inc.			15,266
173	Lincoln National Corp.			6,365
259	Loews Corp.			8,881
532	Marsh & McLennan Cos, Inc.			57,121
806	MetLife, Inc.			29,435
227	Principal Financial Group, Inc.			9,430
652	Progressive Corp.			52,232
407	Prudential Financial, Inc.			24,787
293	Travelers Cos, Inc.			33,417
226	Unum Group			3,749
134	Willis Towers Watson PLC			26,391
146	WR Berkley Corp.			8,364
				894,564
	INTERNET - 10.1%
321	Alphabet Inc - Class A *			455,194
320	Alphabet Inc - Class C *			452,355
439	Amazon.com, Inc. *			1,211,122
41	Booking Holdings, Inc. *			65,286
222	E*TRADE Financial Corp.			11,040
740	eBay, Inc.			38,813
121	Expedia Group, Inc.			9,946
2,557	Facebook, Inc. *			580,618
463	Netflix, Inc. *			210,684
730	Twitter, Inc. *			21,747
96	VeriSign, Inc. *			19,856
				3,076,661
	IRON / STEEL - 0.0%
304	Nucor Corp.			12,589

	LEISURE TIME - 0.1%
369	Carnival Corp.			6,059
140	Harley-Davidson, Inc.			3,328
210	Norwegian Cruise Line Holdings Ltd. *			3,450
166	Royal Caribbean Cruises Ltd.			8,350
				21,187
	LODGING - 0.2%
284	Hilton Worldwide Holdings, Inc.			20,860
343	Las Vegas Sands Corp.			15,620
258	Marriott International, Inc.			22,118
475	MGM Resorts International			7,980
92	Wynn Resorts Ltd.			6,853
				73,431
	MACHINERY-CONSTRUCTION & MINING - 0.3%
581	Caterpillar, Inc.			73,497

	MACHINERY-DIVERSIFIED - 0.5%
323	Deere & Co.			50,759
151	Dover Corp.			14,581
140	Flowserve Corp.			3,993
73	IDEX Corp.			11,537
342	Ingersoll Rand, Inc. *			9,617

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4% (Continued)
	MACHINERY-DIVERSIFIED - 0.5% (Continued)
397	Otis Worldwide Corp.			$22,573
103	Rockwell Automation, Inc.			21,939
178	Westinghouse Air Brake Technologies Corp.			10,247
186	Xylem, Inc.			12,083
				157,329
	MEDIA - 1.7%
171	Charter Communications, Inc.			87,217
4,760	Comcast Corp.			185,545
163	Discovery, Inc.			3,439
352	Discovery, Inc.			6,780
216	DISH Network Corp.			7,454
339	Fox Corp.			9,092
154	Fox Corp.			4,133
306	News Corp.			3,629
101	News Corp.			1,207
459	ViacomCBS, Inc.			10,704
1,908	The Walt Disney Co.			212,761
				531,961
	MINING - 0.2%
1,337	Freeport-McMoRan, Inc.			15,469
880	Newmont GoldCorp Corporation			54,331
				69,800
	MISCELLANEOUS MANUFATURING - 1.0%
582	3M Co.			90,786
140	AO Smith Corp.			6,597
447	Eaton Corp. PLC			39,104
9,244	General Electric Co.			63,137
296	Illinois Tool Works, Inc.			51,756
109	Parker-Hannifin Corp.			19,976
253	Textron, Inc.			8,326
249	Trane Technologies PLC			22,156
				301,838
	OIL & GAS -1.4%
411	Cabot Oil & Gas Corp.			7,061
1,989	Chevron Corp.			177,478
993	ConocoPhillips			41,726
4,422	Exxon Mobil Corp.			197,752
				424,017
	PACKAGING & CONTAINERS - 0.2%
1,530	Amcor PLC			15,621
345	Ball Corp.			23,974
94	Packaging Corp of America			9,381
158	Sealed Air Corp.			5,190
314	Westrock Co.			8,874
				63,040
	PHARMACEUTICALS - 5.1%
1,882	AbbVie, Inc.			184,775
157	AmerisourceBergen Corp.			15,821
297	Becton Dickinson and Co.			71,063
2,544	Bristol-Myers Squibb Co.			149,587
372	Cigna Corp.			69,806
1,386	CVS Health Corp.			90,048
762	Eli Lilly and Co.			125,105
2,777	Johnson & Johnson			390,530
190	McKesson Corp.			29,150
2,658	Merck & Co, Inc.			205,543
5,792	Pfizer, Inc.			189,398
359	Zoetis, Inc.			49,197
				1,570,023
	PIPELINES - 0.1%
1,871	Kinder Morgan, Inc.			28,383

	REAL ESTATE INVESTMENT TRUSTS - 1.5%
408	American Tower Corp.			105,484
401	Crown Castle International Corp.			67,107
206	Digital Realty Trust, Inc.			29,275
82	Equinix, Inc.			57,589
316	Iron Mountain, Inc.			8,248
117	Mid-America Apartment Communities, Inc.			13,416
789	Prologis, Inc.			73,637
151	Public Storage			28,975

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 1.5% (Continued)
329	Realty Income Corp.			$19,575
110	SBA Communications Corp.			32,771
311	UDR, Inc.			11,625
				447,702
	RETAIL - 4.7%
63	Advance Auto Parts, Inc.			8,974
23	AutoZone, Inc. *			25,947
213	Best Buy Co., Inc.			18,589
152	CarMax, Inc. *			13,612
23	Chipotle Mexican Grill, Inc. *			24,204
476	Costco Wholesale Corp.			144,328
113	Darden Restaurants, Inc.			8,562
278	Dollar General Corp.			52,962
247	Dollar Tree, Inc. *			22,892
226	Gap, Inc.			2,852
149	Genuine Parts Co.			12,957
1,149	Home Depot, Inc.			287,836
166	Kohl's Corp.			3,448
216	L Brands, Inc.			3,234
767	Lowe's Cos, Inc.			103,637
792	McDonald's Corp.			146,100
131	Nordstrom, Inc.			2,029
75	O'Reilly Automotive, Inc. *			31,625
356	Ross Stores, Inc.			30,345
1,246	Starbucks Corp.			91,693
514	Target Corp.			61,644
1,188	TJX Cos, Inc.			60,065
116	Tiffany & Co.			14,145
114	Tractor Supply Co.			15,024
61	Ulta Beauty, Inc. *			12,409
881	Walgreens Boots Alliance Inc.			37,346
1,511	Walmart, Inc.			180,988
319	Yum! Brands, Inc.			27,724
				1,445,171
	SAVINGS & LOANS - 0.0%
471	People's United Financial, Inc.			5,449

	SEMICONDUCTORS - 3.9%
909	Advanced Micro Devices, Inc. *			47,822
368	Analog Devices, Inc.			45,132
984	Applied Materials, Inc.			59,483
410	Broadcom, Inc.			129,400
4,707	Intel Corp.			281,620
37	IPG Photonics Corp. *			5,934
153	KLA Corp.			29,755
135	Lam Research Corp.			43,667
259	Maxim Integrated Products, Inc.			15,698
216	Microchip Technology, Inc.			22,747
942	Micron Technology, Inc. *			48,532
645	NVIDIA Corp.			245,042
1,140	QUALCOMM, Inc.			103,980
964	Texas Instruments, Inc.			122,399
				1,201,211
	SHIPBUILDING - 0.0%
48	Huntington Ingalls Industries, Inc.			8,376

	SOFTWARE - 8.9%
831	Activision Blizzard, Inc.			63,073
441	Adobe, Inc. *			191,972
150	Akamai Technologies, Inc. *			16,064
83	ANSYS, Inc. *			24,214
224	Autodesk, Inc. *			53,578
261	Cadence Design Systems, Inc. *			25,045
121	Citrix Systems, Inc.			17,897
319	Electronic Arts, Inc. *			42,124
615	Fidelity National Information Services, Inc.			82,465
568	Fiserv, Inc. *			55,448
246	Intuit, Inc.			72,863
80	Jack Henry & Associates, Inc.			14,722
8,044	Microsoft Corp.			1,637,034
83	MSCI, Inc.			27,707

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCK - 82.4% (Continued)
	SOFTWARE - 8.9% (Continued)
2,295	Oracle Corp.			$126,845
771	salesforce.com, Inc. *			144,431
169	ServiceNow, Inc. *			68,455
135	Synopsys, Inc. *			26,325
122	Take-Two Interactive Software, Inc. *			17,027
				2,707,289
	TELECOMMUNICATIONS - 2.5%
51	Arista Networks, Inc. *			10,711
7,716	AT&T, Inc.			233,255
1,036	CenturyLink, Inc.			10,391
4,461	Cisco Systems, Inc.			208,061
342	Juniper Networks, Inc.			7,818
161	Motorola Solutions, Inc.			22,561
404	T-Mobile US, Inc. *			42,077
404	T-MOBILE US, Inc. - RIGHT *			68
4,424	Verizon Communications, Inc.			243,895
				778,837
	TEXTILES - 0.0%
64	Mohawk Industries, Inc. *			6,513

	TOYS / GAMES / HOBBIES - 0.0%
146	Hasbro Inc			10,943

	TRANSPORTATION - 1.4%
134	CH Robinson Worldwide, Inc.			10,594
777	CSX Corp.			54,188
179	Expeditors International of Washington, Inc.			13,611
267	FedEx Corp.			37,439
89	JB Hunt Transport Services, Inc.			10,710
98	Kansas City Southern			14,630
253	Norfolk Southern Corp.			44,419
94	Old Dominion Freight Line, Inc.			15,941
716	Union Pacific Corp.			121,054
805	United Parcel Service, Inc.			89,500
				412,086
	WATER - 0.1%
201	American Water Works Co., Inc.			25,861

	TOTAL COMMON STOCK (Cost - $22,719,488)			25,227,040

	EXCHANGE-TRADED FUNDS - 7.0%
	EQUITY FUNDS - 7.0%
11,170	iShares U.S. Energy ETF			223,512
585	iShares U.S. Healthcare ETF			126,149
4,978	SPDR S&P 500 ETF Trust			1,535,016
3,337	Vanguard Real Estate ETF			262,055
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,772,153)			2,146,732

	SHORT-TERM INVESTMENT - 8.6%
	MONEY MARKET FUND - 8.6%
2,648,814	Fidelity Investments Money Market Fund - Institutional Class, 0.06% +			$2,648,814
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,648,814)

	TOTAL INVESTMENTS - 98.0% (Cost - $27,140,455)			$30,022,586
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%			604,042
	NET ASSETS - 100.0%			$30,626,628

ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

Number of Contracts	Description	Notional Amount	Expiration Date	Unrealized Depreciation
	SHORT FUTURES CONTRACTS - 0.1%
30	S&P 500 E-Mini	$4,635,300	9/18/2020	$(36,975)
	NET UNREALIZED DEPRECIATION FROM SHORT FUTURE CONTRACTS			$(36,975)

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$25,227,040	$-	$-	$25,227,040
Exchange Traded Funds	2,146,732	-	-	2,146,732
Short-Term Investment	2,648,814	-	-	2,648,814
Total Assets	$30,022,586	$-	$-	$30,022,586
Liabilities
Derivatives
Future Contracts	$(36,975)	$-	$-	$(36,975)
Total Derivatives	$(36,975)	$-	$-	$(36,975)

The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
As of June 30, 2020, the amount of depreciation on futures contracts subject to equity contracts risk exposure amounted to $36,975 for short futures.

The value of the derivatives disclosed in the Portfolio of Investments at June 30, 2020 is a reflection of the volume of derivative activity for the Fund.

Aggregate cost for federal tax purposes (including securities sold short and options) is $25,690,656 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$3,282,377
	Unrealized depreciation			(290,436)
	Net unrealized appreciation			$2,991,941